UNAUDITED INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash Flows provided by Operating Activities:
Net income	$ 1,347	$ 1,062
Adjustments to reconcile net income to net cash from operating activities:
Depreciation and amortization of deferred charges (Note 4)	4,042	2,024
Compensation cost on restricted stock awards (Note 6(d))	819	158
Finance costs	901	0
Changes in fair value of warrants' liability (Note 6(b))	(6,335)	0
(Increase) / Decrease in:
Accounts receivable, trade	1,283	386
Due from a related party	(61)	0
Inventories	(26)	(1,610)
Prepaid expenses and other assets	(294)	(93)
Deferred charges	0	(658)
Increase / (Decrease) in:
Accounts payable, trade and other	183	64
Due to related parties	(87)	151
Accrued liabilities	(461)	874
Unearned revenue	(200)	16
Dry-dock costs	(556)	0
Net cash provided by Operating Activities	555	2,374
Cash Flows used in Investing Activities:
Payments for vessel improvements and vessel acquisitions (Note 4)	(4,098)	(4,778)
Net cash used in Investing Activities	(4,098)	(4,778)
Cash Flows provided by Financing Activities:
Proceeds from issuance of units and private placement warrants (Note 6(a))	15,123	15,147
Proceeds from exercise of prefunded warrants (Note 6(a))	27	0
Proceeds from issuance of Series E Preferred Stock (Note 3(d) and 6(f))	35	0
Payments of equity issuance and financing costs	(1,498)	(469)
Payments of dividends on common stockholders and Class A warrant holders	0	(2,658)
Net cash provided by Financing Activities	12,692	11,720
Net increase in cash and cash equivalents	9,149	9,316
Cash and cash equivalents at beginning of the period	8,454	1,673
Cash and cash equivalents at end of the period	17,603	10,989
SUPPLEMENTAL CASH FLOW INFORMATION
Deemed dividend on Series D Preferred Stock upon issuance of common stock (Note 6(e))	(154)	0
Non-cash consideration for vessel acquisition through the issuance of Series D Preferred Stock (Notes 3(c) and 6(e))	(10,000)	0
Alternative cashless exercise of private placement warrants (Note 6(b))	760	0
Series C Preferred Stock [Member]
Cash Flows provided by Financing Activities:
Payments of dividends on Preferred Stock	(508)	(300)
SUPPLEMENTAL CASH FLOW INFORMATION
Preferred Stock dividends declared, not paid	(307)	(240)
Series D Preferred Stock [Member]
Cash Flows provided by Financing Activities:
Payments of dividends on Preferred Stock	(487)	0
SUPPLEMENTAL CASH FLOW INFORMATION
Preferred Stock dividends declared, not paid	$ (240)	$ 0